Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments requiring Commitment of Capital
The Company has the following investments that require a commitment of capital for the years ended December 31, 2017 and 2016:

	2017	2016
Limited partnerships (1)	$320,123	187,484
Private placements	383,675	448,351
Mortgage loans	458,573	414,360
Total	$1,162,371	1,050,195

(1) Included within this caption are limited partnership investments managed by affiliates of the Company. See note 19 for additional details regarding these investments.

Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2018	$2,027
2019	1,737
2020	1,310
2021	777
2022	479
2023 and beyond	448
Total	$6,778